POLICYHOLDERS' ACCOUNT BALANCES (Tables)	12 Months Ended
Dec. 31, 2025
Insurance [Abstract]
Schedule of Changes in Policyholders' Account Balances
The reconciliation of the balances described in the table below to the “Policyholders’ account balances” in the statements of financial position is as follows.

AS OF DEC. 31 US$ MILLIONS	2025	2024
Policyholders’ account balances:
Annuities	$89,371	$80,046
Life Insurance	2,193	2,107
Embedded derivative adjustments and other(1)	1,428	926
Total policyholders’ account balances	$92,992	$83,079
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(1)“Embedded derivative adjustments and other” line reconciles the account balances as presented in the rollforward within this note to the gross liability as presented in the statements of financial position and includes the fair value of the embedded derivatives.
The balances and changes in policyholders’ account balances follow.

AS OF AND FOR THE YEAR ENDED DEC. 31, 2025 US$ MILLIONS	Annuities	Life Insurance	Total
Balance, beginning of year	$80,046	$2,107	$82,153
Issuances	18,684	42	18,726
Premiums received	109	432	541
Policy charges	(619)	(367)	(986)
Surrenders and withdrawals	(10,827)	(123)	(10,950)
Interest credited	3,097	102	3,199
Benefit payments	(1,126)	—	(1,126)
Other	7	—	7
Balance, end of year	$89,371	$2,193	$91,564

Weighted average crediting rate	4%	5%
Net amount at risk(1)	$13,419	$39,405
Cash surrender value	$80,202	$1,965

AS OF AND FOR THE YEAR ENDED DEC. 31, 2024 US$ MILLIONS	Annuities	Life Insurance	Total
Balance, beginning of year	$22,456	$1,975	$24,431
Acquisition from business combination(2)	61,296	—	61,296
Issuances	11,647	62	11,709
Derecognition(3)	(7,402)	—	(7,402)
Premiums received	113	423	536
Policy charges	(463)	(374)	(837)
Surrenders and withdrawals	(9,221)	(66)	(9,287)
Interest credited	2,484	87	2,571
Benefit payments	(671)	—	(671)
Other	(193)	—	(193)
Balance, end of year	$80,046	$2,107	$82,153

Weighted average crediting rate	4%	4%
Net amount at risk(1)	$12,475	$38,733
Cash surrender value	$73,832	$1,860
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(1)Net amount at risk is defined as the current guarantee amount in excess of the current account balance.
(2)The difference between the amount shown in this table and the policyholders’ account balance included in Note 16 represents $177 million of liabilities relating to supplemental contracts.
(3)See Note 16 for the details of an effective settlement of a reinsurance arrangement, resulting in the derecognition of certain policyholders’ account balances.

AS OF AND FOR THE YEAR ENDED DEC. 31, 2023 US$ MILLIONS	Annuities	Life Insurance	Total
Balance, beginning of year	$17,845	$1,899	$19,744
Issuances	4,559	84	4,643
Premiums received	2,021	399	2,420
Policy charges	(76)	(362)	(438)
Surrenders and withdrawals	(2,400)	(110)	(2,510)
Interest credited	472	65	537
Benefit payments	(35)	—	(35)
Other	70	—	70
Balance, end of year	$22,456	$1,975	$24,431

Weighted average crediting rate	2%	3%
Net amount at risk(1)	$1,285	$38,365
Cash surrender value	$21,780	$1,796
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(1)Net amount at risk is defined as the current guarantee amount in excess of the current account balance.

Schedule of Account Values by Range of Guaranteed Minimum Crediting Rates
The balance of account values by range of guaranteed minimum crediting rates and the related range of difference, in basis points, between rates being credited to policyholders and the respective guaranteed minimums follow.

AS OF DEC. 31, 2025 US$ MILLIONS	Range of Guaranteed Minimum Crediting Rate	At Guaranteed Minimum	1 - 50 Basis Points Above	51 - 150 Basis Points Above	> 150 Basis Points Above	Other(1)	Total
Annuities	0% - 1%	$3,380	$2,553	$4,245	$5,572	$—	$15,750
	1% - 2%	1,876	278	862	1,193	—	4,209
	2% - 3%	1,918	470	256	14,748	—	17,392
	Greater than 3%	258	5	8	10	—	281
	Other(1)	—	—	—	—	51,739	51,739
	Total	$7,432	$3,306	$5,371	$21,523	$51,739	$89,371

Life Insurance	1% - 2%	$39	$2	$70	$847	$—	$958
	2% - 3%	418	—	219	—	—	637
	Greater than 3%	598	—	—	—	—	598
	Total	$1,055	$2	$289	$847	$—	$2,193
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(1)Other includes products with either a fixed rate or no guaranteed minimum crediting rate or allocated to index strategies.

AS OF DEC. 31, 2024 US$ MILLIONS	Range of Guaranteed Minimum Crediting Rate	At Guaranteed Minimum	1 - 50 Basis Points Above	51 - 150 Basis Points Above	> 150 Basis Points Above	Other(1)	Total
Annuities	0% - 1%	$3,963	$2,838	$3,768	$4,787	$—	$15,356
	1% - 2%	1,501	341	1,159	1,826	—	4,827
	2% - 3%	1,839	411	159	9,321	—	11,730
	Greater than 3%	282	7	2	9	—	300
	Other(1)	—	—	—	—	47,833	47,833
	Total	$7,585	$3,597	$5,088	$15,943	$47,833	$80,046

Life Insurance	1% - 2%	$32	$2	$60	$735	$—	$829
	2% - 3%	422	—	222	—	—	644
	Greater than 3%	634	—	—	—	—	634
	Total	$1,088	$2	$282	$735	$—	$2,107
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(1)Other includes products with either a fixed rate or no guaranteed minimum crediting rate or allocated to index strategies.